OPERATING LEASES - Narrative (Details)	1 Months Ended					12 Months Ended
	Aug. 31, 2021 vessel	Dec. 31, 2019 vessel T	Jan. 31, 2018 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) contract vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel contract	Dec. 31, 2019 USD ($) vessel T	Dec. 31, 2015 USD ($) vessel
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	9
Service element under ship operating expense								$ 19,300,000	$ 19,200,000	$ 20,100,000
Operating lease, expense								81,700,000	29,000,000	66,000,000
Impairment loss on right of use assets								0	24,223,000
Total minimum lease payments						$ 32,601,000	$ 32,601,000	32,601,000
Short-term lease cost								62,400,000	23,500,000
Operating lease, payments								$ 88,400,000	$ 35,700,000
Operating lease, weighted average discount rate, percent						5.36%	5.36%	5.36%	5.20%
Operating lease, weighted average remaining lease term						4 years 6 months	4 years 6 months	4 years 6 months	4 years 4 months 24 days
Number of vessels chartered-out on fixed rate time charters | vessel						8	8	8	8
Number of vessels leased out index linked time charters | vessel						26	26	26	18
Number of owned vessels | vessel						34	34	34	26
Minimum
Lessee, Lease, Description [Line Items]
Lease term						1 year	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term									10 years
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease, expense								$ 500,000	$ 500,000
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate										$ 9,000
Profit share expense								200,000
Charter contract term										3 years
Number of annual options to extend charter period | vessel										4
Lease term		3 years								3 years
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate			$ 13,200	$ 13,200
Daily time charter rate extension				$ 13,700
Maximum amount of reimbursement payable						$ 1,750,000	$ 1,750,000	1,750,000
Amount of reimbursement paid						1,750,000	1,750,000	1,750,000
Impairment loss on right of use assets								0	607,000
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Vessels deadweight capacity | T		104,550								104,550
Office Leases
Lessee, Lease, Description [Line Items]
Impairment loss on right of use assets								0	0
Total minimum lease payments						2,200,000	2,200,000	2,200,000	2,600,000
Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Total minimum lease payments						$ 30,400,000	30,400,000	30,400,000	$ 45,300,000
Vessels Leased To Third Parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						3			3
Property, plant and equipment, gross						$ 1,637,300,000	1,637,300,000	1,637,300,000	$ 1,258,400,000
Accumulated depreciation						$ 308,100,000	$ 308,100,000	308,100,000	$ 198,500,000
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						1			1
Number of finance leases | vessel						7
Number of vessels reclassified as finance lease | vessel		7
Daily time charter rate								19,135
Variable interest rate level											0.10%
Number of vessels sold and leased back | vessel						8
Variable lease expense								2,000,000	$ 700,000	$ 1,200,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8	8			8	8	8
Number of operating leases						1	2		2	8
Aggregate price sold en-bloc					$ 272,000,000
Duration of time charter					10 years
Daily time charter rate								17,489			$ 17,600
Daily operating expense rate								7,000			7,000
Daily time charter rate											$ 14,900
Profit share percentage											33.00%
Daily time charter rate, adjusted											$ 50
Charter term, contractual											7 years
Daily time charter rate, adjusted											$ 25
Charter term, contractual											3 years
Profit share expense								$ 9,800,000	$ 37,900	$ 800,000
Purchase option net of sellers credit					$ 112,000,000						$ 112,000,000
Charter contract term											10 years
Charter term extension					3 years						3 years
Daily time charter rate extension					$ 14,900						$ 14,900
Total minimum lease period											13 years
Number of vessels sold and leased back | vessel						8
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | London Interbank Offered Rate (LIBOR)
Lessee, Lease, Description [Line Items]
Basis spread on variable rate											0.40%